Condensed Interim Consolidated Statements of Net and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Profit or loss [abstract]
Revenues			$ 10,093	$ 10,000
Expenses
Research and development	10,586	2,266	27,150	2,434
General and administrative	3,375	2,219	10,442	6,277
Depreciation and amortization	168	39	403	89
Total expenses	14,129	4,524	37,995	8,800
Net (loss) income from operations	(14,129)	(4,524)	(27,902)	1,200
Finance income	(20)	(11)	(53)	(18)
(Gain) loss on fair value of warrant	(5,554)	(2,872)	(3,560)	4,794
Warrant derivative issue cost				1,816
Gain on settlement				(1,840)
Finance Income (Cost)	(5,574)	(2,883)	(3,613)	4,752
Net and comprehensive loss	$ (8,555)	$ (1,641)	$ (24,289)	$ (3,552)
Basic and diluted loss per share	$ (0.08)	$ (0.02)	$ (0.23)	$ (0.06)